Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Intangible Assets

4.  Intangible Assets

The Company evaluates the recoverability of goodwill and other indefinite lived intangibles annually and more frequently when events or changes in circumstances indicate that the carrying amount of goodwill and indefinite lived intangibles may not be recoverable. The identification and measurement of impairment involves the estimation of the fair value of the reporting unit and indefinite lived intangibles and contains uncertainty because management must use judgment in determining appropriate assumptions to be used in the measurement of fair value. The estimate of fair value of the reporting unit is based on the best information available as of the date of the assessment and incorporates management’s assumptions about expected future cash flows and contemplates other valuation techniques. Future cash flows can be affected by changes in the industry, a continuing declining economic environment or market conditions.

Intangible assets, net, consisted of the following at March 31, 2012 and December 31, 2011:

	Estimated Useful	March 31	December 31
	Lives (in Years)	2012	2011
URL and trademarks	15	$5,000,000	$5,000,000
Website development	5	500,000	500,000
Customer relationships	3	1,000,000	1,000,000
		6,500,000	6,500,000
Less: accumulated amortization		(1,597,340)	(1,389,007)
Intangible assets, net		$4,902,660	$5,110,993

Amortization expense related to finite lived intangible assets amounted to $208,333 and $215,100 for the three-months ended March 31, 2012 and 2011, respectively. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the balance sheets is estimated as follows at March 31, 2012:

For the Years Ending December 31,
2012	$625,000
2013	510,416
2014	333,333
2015	333,333
2016	333,333
Thereafter	2,767,245
$4,902,660

5. Intangible Assets

The Company evaluates the recoverability of goodwill and other indefinite lived intangibles annually and more frequently when events or changes in circumstances indicate that the carrying amount of goodwill and indefinite lived intangibles may not be recoverable. The identification and measurement of impairment involves the estimation of the fair value of the reporting unit and indefinite lived intangibles and contains uncertainty because management must use judgment in determining appropriate assumptions to be used in the measurement of fair value. The estimate of fair value of the reporting unit is based on the best information available as of the date of the assessment and incorporates management’s assumptions about expected future cash flows and contemplates other valuation techniques. Future cash flows can be affected by changes in the industry, a continuing declining economic environment or market conditions.

Intangible assets, net, consisted of the following at December 31, 2011 and 2010:

	Estimated Useful	December 31	December 31
	Lives (in Years)	2011	2010
URL and trademarks	15	$5,000,000	$5,000,000
Website development	5	500,000	500,000
Customer relationships	3	1,000,000	1,000,000
		6,500,000	6,500,000
Less: accumulated amortization		(1,389,007)	(555,674)
Intangible assets, net		$5,110,993	$5,944,326

Amortization expense related to finite lived intangible assets amounted to $833,333 for the year ended December 31, 2011, $57,988 for the period January 1, 2010 to May 5, 2010, and $555,674 for the period May 6, 2010 to December 31, 2010. The future amortization expense for each of the five succeeding years related to all finite lived intangible assets that are currently recorded in the balance sheets is estimated as follows at December 31, 2011:

For the Years Ending December 31,
2012	$833,333
2013	510,416
2014	333,333
2015	333,333
2016	333,333
Thereafter	2,767,245
$5,110,993